UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global

SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2015

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.5%
Cochlear Ltd.	111,500	$6,780,717
Mirvac Group	3,200,684	4,814,669
Orocobre Ltd. (a)(b)	2,632,281	6,350,808
Pancontinental Oil & Gas NL (a)	17,769,200	544,524
Parnell Pharmaceuticals Holdings Ltd. (a)	547,549	3,148,407
Stockland	1,879,549	6,493,483

		28,132,608
Belgium — 1.9%
Befimmo	122,923	9,127,615
Mobistar SA (a)	493,400	9,197,049
Ontex Group NV (a)	119,070	2,957,178

		21,281,842
Brazil — 1.1%
Brasil Insurance Participacoes e Administracao SA	875,904	2,862,724
Companhia Hering SA	601,900	6,098,302
Ser Educacional SA	341,500	3,515,800

		12,476,826
Canada — 6.1%
Africa Oil Corp. (a)(b)	2,441,500	10,725,640
Cathedral Energy Services Ltd.	641,900	2,447,353
Continental Gold, Ltd. (a)(b)	3,207,900	8,306,540
Diagnocure, Inc. (a)(c)	4,852,780	649,955
Dollarama, Inc.	71,800	6,090,450
Halogen Software, Inc. (a)	241,000	2,065,807
Lundin Mining Corp. (a)	1,339,500	6,614,077
Painted Pony Petroleum Ltd. (a)	535,825	6,004,379
Premier Gold Mines, Ltd. (a)	2,284,000	5,383,955
Rio Alto Mining, Ltd. (a)	2,217,244	5,285,987
Sulliden Mining Capital, Inc. (a)(b)	422,332	188,549
Torex Gold Resources, Inc. (a)	7,199,800	9,450,159
Trevali Mining Corp. (a)(d)	4,848,800	4,978,901
Trevali Mining Corp. (a)(b)	1,439,423	1,478,045

		69,669,797
Chile — 0.4%
Corpbanca SA, ADR	223,748	4,300,437
China — 1.0%
51job, Inc. — ADR (a)	47,800	1,430,654
Angang Steel Co., Ltd. (b)	8,128,000	5,123,897
Daphne International Holdings Ltd. (b)	7,978,300	4,038,033
Parkson Retail Group Ltd. (b)	3,500,000	1,012,273

		11,604,857
Denmark — 1.0%
ALK-Abello A/S	26,300	3,171,884
Pandora A/S	70,100	5,473,178
Common Stocks	Shares	Value
Denmark (concluded)
Vestas Wind Systems A/S (a)	76,703	$2,990,469

		11,635,531
Finland — 0.3%
Sanitec Corp. (a)	443,700	4,087,783
France — 3.4%
Elior SCA (a)	304,220	4,964,448
Eurofins Scientific SE	19,375	5,012,936
GameLoft SE (a)	763,583	5,072,975
Gaztransport Et Technigaz SA	71,400	4,224,116
Saft Groupe SA	284,600	9,683,964
UbiSoft Entertainment SA (a)	559,600	9,176,936

		38,135,375
Germany — 1.9%
GEA Group AG	77,850	3,382,087
Gerresheimer AG	90,700	5,867,569
Rheinmetall AG	113,800	5,444,475
Stabilus SA (a)	131,186	4,092,655
Vossloh AG (b)	48,100	3,255,502

		22,042,288
Hong Kong — 0.9%
Chow Sang Sang Holdings International Ltd.	1,412,000	3,363,727
Clear Media Ltd.	2,091,000	2,175,867
Pacific Basin Shipping Ltd.	8,197,000	4,422,549

		9,962,143
India — 2.9%
Container Corp. of India	172,050	3,774,090
GVK Power & Infrastructure, Ltd. (a)	16,824,433	2,750,896
Indiabulls Real Estate, Ltd.	3,448,600	3,754,890
LIC Housing Finance Ltd.	1,050,100	5,510,440
National Aluminium Co., Ltd.	6,514,445	6,058,782
Tata Power Co. Ltd.	2,108,400	2,822,889
Zee Entertainment Enterprises Ltd.	1,538,800	7,810,682

		32,482,669
Indonesia — 0.4%
Tower Bersama Infrastructure Tbk PT	7,656,276	5,034,641
Ireland — 0.7%
Ryanair Holdings PLC — ADR (a)	135,696	7,657,325
Italy — 0.5%
Banca Popolare di Milano Scarl (a)	7,686,610	6,157,558
Japan — 3.4%
Asics Corp.	225,350	5,082,472
Don Quijote Co. Ltd.	78,100	4,481,956
Hisaka Works Ltd.	217,000	2,043,901

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Mitsui Chemicals, Inc. (a)	3,522,000	$9,802,613
NGK Insulators Ltd.	249,400	5,944,874
Rohm Co. Ltd.	121,400	7,643,950
Tokyo Steel Manufacturing Co., Ltd. (b)	602,100	3,177,838

		38,177,604
Malaysia — 0.3%
AirAsia Bhd	4,203,400	3,239,292
Netherlands — 1.5%
Corio NV	209,630	10,274,631
Eurocommercial Properties NV CVA	61,266	2,697,969
Koninklijke Boskalis Westminster NV	70,397	3,959,081

		16,931,681
Norway — 1.1%
Hoegh Liquified Natural Gas Holdings Ltd. (a)(b)	624,400	9,548,589
Storebrand ASA (a)	461,900	2,571,176

		12,119,765
South Korea — 1.3%
Daum Communications Corp.	34,600	5,178,989
Industrial Bank of Korea	205,200	3,094,050
KNB Financial Group Co., Ltd. (a)	552,600	6,172,367

		14,445,406
Spain — 0.3%
Inmobiliaria Colonial SA (a)(b)	2,369,436	1,675,922
Laboratorios Farmaceuticos Rovi SA	144,066	1,546,682

		3,222,604
Sweden — 0.4%
Boliden AB	288,200	4,653,377
Switzerland — 3.4%
Aryzta AG (a)	146,052	12,585,023
Nobel Biocare Holding AG, Registered Shares (a)	319,708	5,654,124
OC Oerlikon Corp. AG, Registered Shares (a)	358,700	4,450,346
Straumann Holding AG, Registered Shares	32,400	7,320,290
Sulzer AG, Registered Shares	41,250	5,058,397
Swiss Life Holding AG, Registered Shares (a)	12,900	3,073,992

		38,142,172
United Arab Emirates — 0.2%
Polarcus Ltd. (a)(b)	10,229,991	2,753,465
Common Stocks	Shares	Value
United Kingdom — 8.3%
APR Energy PLC (b)	336,096	$2,940,788
Arrow Global Group PLC	1,562,900	6,702,347
Atlas Mara Co-Nvest, Ltd. (a)(b)	717,425	7,030,765
Aveva Group PLC	144,500	3,605,203
B&M European Value Retail SA (a)(b)	323,425	1,441,881
Babcock International Group PLC	266,700	4,706,124
BowLeven PLC (a)(b)	3,653,700	1,984,271
Crest Nicholson Holdings PLC	827,700	4,343,656
De La Rue PLC	446,400	3,444,172
Exova Group PLC (a)	1,974,319	5,649,178
IMI PLC	196,700	3,911,574
Inchcape PLC	377,000	3,920,481
Intertek Group PLC	151,300	6,412,023
Kazakhmys PLC (a)	714,200	3,049,712
Man Group PLC	3,413,100	6,544,225
Michael Page International PLC	656,200	4,433,468
Ophir Energy PLC (a)(b)	851,309	3,164,569
Poundland Group PLC (a)(b)	472,700	2,420,031
Premier Oil PLC	841,900	4,541,256
Quotient, Ltd. (a)	478,809	4,524,745
Rexam PLC	739,852	5,881,367
Serco Group PLC	739,000	3,427,564

		94,079,400
United States — 52.0%
Abaxis, Inc.	222,601	11,288,097
Abercrombie & Fitch Co., Class A	276,827	10,059,893
Albemarle Corp.	118,600	6,985,540
AMC Entertainment Holdings, Inc., Class A	239,879	5,514,818
American Campus Communities, Inc.	109,800	4,002,210
Angie’s List, Inc. (a)(b)	435,300	2,772,861
Apollo Education Group, Inc. (a)	205,756	5,174,763
ARRIS Group, Inc. (a)	241,300	6,842,061
Ashford Hospitality Prime, Inc.	353,932	5,390,384
Axiall Corp.	144,264	5,166,094
Bill Barrett Corp. (a)	239,331	5,274,855
BioMed Realty Trust, Inc.	252,190	5,094,238
Blackhawk Network Holdings, Inc., Class B (a)	333,302	10,765,655
Burlington Stores, Inc. (a)	76,800	3,061,248
Celanese Corp., Series A	116,300	6,805,876
Chart Industries, Inc. (a)	6,400	391,232
The Children’s Place Retail Stores, Inc.	80,300	3,827,098
Constant Contact, Inc. (a)	268,250	7,280,305
Corporate Office Properties Trust	199,519	5,131,629
Deckers Outdoor Corp. (a)	65,163	6,332,540
Digital Realty Trust, Inc.	126,900	7,916,022
Discover Financial Services	110,100	7,089,339
Dorian LPG, Ltd. (a)	305,709	5,447,734

2	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
DSP Group, Inc. (a)	429,249	$3,807,439
Edwards Lifesciences Corp. (a)	128,939	13,171,119
Emerald Oil, Inc. (a)(b)	721,600	4,437,840
Essent Group Ltd. (a)(b)	324,700	6,951,827
Exelixis, Inc. (a)(b)	903,918	1,382,995
FCB Financial Holdings, Inc., Class A (a)	278,800	6,331,548
First Solar, Inc. (a)	111,000	7,304,910
Flowers Foods, Inc.	339,764	6,238,067
Foot Locker, Inc.	110,100	6,127,065
HD Supply Holdings, Inc. (a)	431,983	11,775,857
Helix Energy Solutions Group, Inc. (a)(b)	260,600	5,748,836
Heritage Insurance Holdings, Inc. (a)(b)	464,700	6,998,382
Hospira, Inc. (a)	218,808	11,384,580
IDEX Corp.	130,150	9,418,955
Informatica Corp. (a)	305,300	10,453,472
Inogen, Inc. (a)	336,710	6,939,593
j2 Global, Inc. (b)	109,100	5,385,176
KBR, Inc.	216,200	4,071,046
The KEYW Holding Corp. (a)(b)	264,700	2,930,229
Kraton Performance Polymers, Inc. (a)	227,900	4,058,899
Live Nation Entertainment, Inc. (a)	283,200	6,802,464
LKQ Corp. (a)	151,126	4,018,440
MannKind Corp. (a)(b)	1,323,547	7,822,163
Manpowergroup, Inc.	53,100	3,722,310
Mentor Graphics Corp.	240,700	4,933,147
Merit Medical Systems, Inc. (a)(b)	982,575	11,672,991
Monotype Imaging Holdings, Inc.	163,394	4,627,318
MSC Industrial Direct Co., Inc., Class A	88,900	7,597,394
Nordson Corp.	96,200	7,317,934
NorthWestern Corp.	114,900	5,211,864
NuVasive, Inc. (a)	381,811	13,313,750
Oasis Petroleum, Inc. (a)	181,300	7,580,153
Office Depot, Inc. (a)	798,665	4,105,138
OSI Systems, Inc. (a)	134,400	8,531,712
Parsley Energy, Inc., Class A (a)(b)	90,900	1,938,897
Pfenex, Inc. (a)	845,734	6,224,602
Pinnacle Foods, Inc.	99,809	3,258,764
Pitney Bowes, Inc.	395,197	9,875,973
Plantronics, Inc.	50,800	2,427,224
PNM Resources, Inc.	227,900	5,676,989
Prestige Brands Holdings, Inc. (a)(b)	163,051	5,277,961
PrivateBancorp, Inc.	140,600	4,205,346
Procera Networks, Inc. (a)	337,300	3,231,334
PVH Corp.	27,200	3,295,280
Quotient, Ltd. (a)	468,685	721,775
Rigel Pharmaceuticals, Inc. (a)	478,501	928,292
Rouse Properties, Inc. (b)	693,292	11,210,532
Common Stocks	Shares	Value
United States (concluded)
Semtech Corp. (a)	311,000	$8,443,650
ServiceMaster Global Holdings, Inc. (a)	324,926	7,863,209
Silver Bay Realty Trust Corp.	708,366	11,482,613
SLM Corp.	1,208,490	10,344,674
SM Energy Co.	67,500	5,265,000
Smart & Final Stores, Inc. (a)	310,500	4,480,515
Springleaf Holdings, Inc. (a)	197,600	6,309,368
Steel Dynamics, Inc.	489,300	11,063,073
Supervalu, Inc. (a)	1,239,400	11,080,236
TECO Energy, Inc.	494,700	8,597,886
Teleflex, Inc.	112,505	11,817,525
TIBCO Software, Inc. (a)	500,200	11,819,726
The Timken Co.	173,200	7,341,948
TimkenSteel Corp.	86,600	4,026,034
TransEnterix, Inc. (a)(b)	1,843,257	8,036,601
Tribune Co., Class A (a)	147,086	9,678,259
Tribune Publishing Co. (a)	42,585	859,365
Trimble Navigation Ltd. (a)	86,900	2,650,450
Umpqua Holdings Corp.	172,900	2,847,663
Valuevision Media, Inc., Class A (a)	539,000	2,765,070
Vera Bradley, Inc. (a)(b)	413,015	8,541,150
WebMD Health Corp. (a)(b)	93,500	3,909,235
Webster Financial Corp.	97,400	2,838,236

		590,123,560
Total Common Stocks — 97.2%		1,102,550,006

Warrants (e) — 0.1%
United Kingdom — 0.1%
Atlas Mara Co-Nvest, Ltd.	549,800	549,800
Total Long-Term Investments (Cost — $933,869,458) — 97.3%		1,103,099,806

Short-Term Securities
Money Market Funds — 7.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	31,184,970	31,184,970

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (f)(g)(h)	50,583	50,583,076
Total Money Market Funds — 7.2%		81,768,046

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Time Deposits	Par (000)		Value
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/14	JPY	1,828	$16,671
United States — 0.0%
Wells Fargo Co., 0.00%, 10/01/14	EUR	92	115,628
Total Time Deposits — 0.0%			132,299
Total Short-Term Securities (Cost — $81,900,345) — 7.2%			81,900,345

			Value
Total Investments (Cost — $1,015,769,803*) — 104.5%			$1,185,000,151
Liabilities in Excess of Other Assets — (4.5)%			(50,943,400)

Net Assets — 100.0%			$1,134,056,751

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,050,777,291

Gross unrealized appreciation	$234,562,221
Gross unrealized depreciation	(100,339,361)

Net unrealized appreciation	$134,222,860

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2014	Shares Purchased	Shares Sold	Shares Held at September 30, 2014	Value at September 30, 2014	Realized Loss	Income
Diagnocure, Inc.	4,852,780	—	—	4,852,780	$649,955	—	—

(d)	Restricted security as to resale. As of report date, the Fund held 0.40% of its net assets with a current value of $4,978,901 and an original cost of $3,158,512 in these securities.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,350,894	17,834,076	31,184,970	$3,818
BlackRock Liquidity Series, LLC, Money Market Series	121,421,480	(70,838,404)	50,583,076	$692,579

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

.

4	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Portfolio Abbreviations

ADR	American Depositary Receipts
EUR	Euro
JPY	Japanese Yen

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$3,692,931	$24,439,677	—	$28,132,608
Belgium	9,127,615	12,154,227	—	21,281,842
Brazil	12,476,826	—	—	12,476,826
Canada	64,690,896	4,978,901	—	69,669,797
Chile	4,300,437	—	—	4,300,437
China	5,468,687	6,136,170	—	11,604,857
Denmark	—	11,635,531	—	11,635,531
Finland	—	4,087,783	—	4,087,783
France	23,945,503	14,189,872	—	38,135,375
Germany	4,092,655	17,949,633	—	22,042,288
Hong Kong	2,175,867	7,786,276	—	9,962,143
India	—	32,482,669	—	32,482,669
Indonesia	—	5,034,641	—	5,034,641
Ireland	7,657,325	—	—	7,657,325
Italy	—	6,157,558	—	6,157,558
Japan	—	38,177,604	—	38,177,604
Malaysia	—	3,239,292	—	3,239,292
Netherlands	—	16,931,681	—	16,931,681
Norway	9,548,589	2,571,176	—	12,119,765
South Korea	—	14,445,406	—	14,445,406
Spain	3,222,604	—	—	3,222,604
Sweden	—	4,653,377	—	4,653,377
Switzerland	—	38,142,172	—	38,142,172
United Arab Emirates	—	2,753,465	—	2,753,465
United Kingdom	36,297,919	57,781,481	—	94,079,400
United States	589,401,785	721,775	—	590,123,560
Warrants	—	549,800	—	549,800
Short-Term Securities:
Money Market	31,184,970	50,583,076	—	81,768,046
Time Deposits	—	132,299	—	132,299

Total	$807,284,609	$377,715,542	—	$1,185,000,151

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$145,776	—	—	$145,776
Liabilities:
Bank overdraft	—	$(445,621)	—	(445,621)
Collateral on securities loaned at value	—	(50,583,076)	—	(50,583,076)

Total	$145,776	$(51,028,697)	—	$(50,882,921)

6	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

The table below shows the transfers between Level 1 and Level 2.

	Transfers into Level 1 [1]	Transfers out of Level 1 [2]	Transfers into Level 2 [2]	Transfers out of Level 2 [1]
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$384,571	—	—	$384,571
Belgium	—	$3,074,983	$3,074,983	—
France	18,383,419	—	—	18,383,419
Indonesia	—	5,198,905	5,198,905	—
South Korea	—	4,655,871	4,655,871	—
Spain	3,801,644	—	—	3,801,644
United Kingdom	11,276,274	4,884,180	4,884,180	11,276,274
United States	6,279,797	468,685	468,685	6,279,797

Total	$40,125,705	$18,282,624	$18,282,624	$40,125,705

[1]    Systematic fair values were not utilized at period end for these investments.

[2]    External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 24, 2014